Matthew L. Thompson +1 612 766 6854 matthew.thompson@FaegreBD.com	Faegre Baker Daniels LLP 2200 Wells Fargo Center ▼ 90 South Seventh Street Minneapolis ▼ Minnesota 55402-3901 Phone +1 612 766 7000 Fax +1 612 766 1600

August 28, 2014

Via EDGAR System

U.S. Securities and Exchange Commission

Division of Investment Management

Washington, D.C. 20549

Re:	Whitebox Mutual Funds (File Nos. 333-175116 and 811-22574)

Ladies and Gentlemen:

On behalf of Whitebox Mutual Funds (the “Registrant”) and its three series, Whitebox Tactical Opportunities Fund, Whitebox Market Neutral Equity Fund and Whitebox Tactical Advantage Fund (formerly named Whitebox Tactical Income Fund), we are transmitting for electronic filing pursuant to Rule 497 under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497 filing with the Securities and Exchange Commission on August 22, 2014.

If you have any questions or comments, please telephone the undersigned at (612) 766-6854.

Best regards,

/s/ Matthew L. Thompson

Matthew L. Thompson

THOMM:brajl